UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-257737-09

Central Index Key Number of the issuing entity: 0001985684

BBCMS Mortgage Trust 2023-C21

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-257737

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

3650 Real Estate Investment Trust 2 LLC

(Central Index Key Number 0001840727)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

Bank of Montreal

(Central Index Key Number 0000927971)

German American Capital Corporation

(Central Index Key Number 0001541294)

Daniel Vinson, (212) 528-8224

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: September 11, 2023	By:	/s/ Daniel Vinson
		Name:	Daniel Vinson
		Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document